Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 2,165	£ 1,658	£ 1,686
Pension and other benefits	104	79	69
Share-based payments	5,637	3,377	1,976
Key management personnel compensation	£ 7,906	£ 5,114	£ 3,731